INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2023	2024
	US$	US$
Raw materials	6,957	5,699
Work in process	10,618	5,265
Finished goods	67,312	45,825
Inventories, net	84,887	56,789